NET REVENUES (Details)	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
NET REVENUES
Net revenues	$ 64,692,923	¥ 417,139,969	¥ 350,157,824	¥ 384,668,378
Testing services
NET REVENUES
Net revenues		384,799,721	319,055,019	358,837,352
Online education services
NET REVENUES
Net revenues		4,896,879	5,710,827	5,949,183
Other revenue
NET REVENUES
Net revenues		27,443,369	25,391,978	19,881,843
Product sales
NET REVENUES
Net revenues		¥ 490,152	¥ 1,252,673	¥ 569,579